Derivative Financial Instruments - Fair Values of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	$ 57	$ 55
Derivative Liability, Fair Value	11	1
Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	13	42
Designated as Hedging Instrument [Member] | Currency Forward Contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	10	6
Designated as Hedging Instrument [Member] | Currency Option Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	2	17
Designated as Hedging Instrument [Member] | Currency Option Contracts [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value	$ 10	$ 1